Marketable Securities - Additional Information (Detail) (USD $) In Millions, unless otherwise specified					3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2013	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2012	Mar. 31, 2014 Corporate debt securities [Member]	Dec. 31, 2013 Corporate debt securities [Member]	Mar. 31, 2014 Asset-backed securities [Member]	Dec. 31, 2013 Asset-backed securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Marketable securities contractual maturities					Less than one year	Less than one year	Between 2-5 years	Between 2-5 years
Marketable Securities		$ 0	$ 0	$ 0
Marketable investments continuous unrealized loss position	$ 0